BONDS PAYABLE AND ACCRUED INTEREST	12 Months Ended
Dec. 31, 2012
BONDS PAYABLE AND ACCRUED INTEREST [Abstract]
BONDS PAYABLE AND ACCRUED INTEREST
16.	BONDS PAYABLE AND ACCRUED INTEREST

On January 14, 2011, Jiangxi Jinko issued short-term bonds with a principal amount of RMB300,000,000 which bears interest at the rate of 5.28% per annum, and the bond was repaid on January 14, 2012. On March 24, 2011, Jiangxi Jinko issued short-term bonds with a principal amount of RMB300,000,000 which bears interest at the rate of 5.6% per annum, and the bond was repaid on March 23, 2012. On July 11, 2011, Jiangxi Jinko issued short-term bonds with a principal amount of RMB400,000,000 which bears interest at the rate of 6.5% per annum, and the bond was repaid on July11, 2012.

On April 24, 2012, Jiangxi Jinko issued short-term bonds with a principal amount of RMB300,000,000 which bears interest at the rate of 6.3% per annum, and the bond was subsequently repaid on April 23, 2013.

Bonds payable are all issued at face value, unsecured and mature within 12 months from the issuance date.